NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED JUNE 1, 2021

TO THE PROSPECTUS DATED DECEMBER 31, 2020

Claire L. Ross has been named a portfolio manager of Nuveen Equity Long/Short Fund. David A. Chalupnik and Scott M. Tonneson will continue to serve as portfolio managers for the Fund.

Claire L. Ross is a Managing Director and Co-Head of Active Equity Research at Nuveen Asset Management, LLC. Ms. Ross joined TIAA and Nuveen in 2014 and was appointed Associate Director of Equity Research in 2019. Prior to joining TIAA, Ms. Ross worked at Surveyor Capital, a division of Citadel. Ms. Ross started her career as a research analyst at Goldman Sachs.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ELSP-0621P

NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED JUNE 1, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2020

1.	Claire L. Ross has been named a portfolio manager of Nuveen Equity Long/Short Fund. David A. Chalupnik and Scott M. Tonneson will continue to serve as portfolio managers for the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Claire L. Ross*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Began serving as a portfolio manager on June 1, 2021. Information provided is as of April 30, 2021.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Claire L. Ross*	Nuveen Equity Long/Short Fund	A

*	Began serving as a portfolio manager on June 1, 2021. Information provided is as of April 30, 2021.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ELSSAI-0621P